SUPPLEMENT TO THE FIDELITY SELECT CYCLICAL INDUSTRIES AND NATURAL
RESOURCES
PORTFOLIOS(registered trademark)
STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 29, 1997
THE FOLLOWING INFORMATION REPLACES IN ITS ENTIRETY THAT FOUND
ON PAGE 3.
NATURAL RESOURCES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES
COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
AUTO, TIRES & ACCESSORIES - 0.5%
AUTO & TRUCK PARTS - 0.5%
Eaton Corp.   500 $ 45,031  27805810
CHEMICALS & PLASTICS - 3.7%
AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc.   2,300  27,513  00891610
CHEMICALS - 2.1%
Monsanto Co.   2,300  101,056  61166210
Sasol Ltd.   2,500  33,298  80386610
Solutia, Inc. (a)   1,000  18,938  83437610
Witco Corp.   500  23,500  97738510
  176,792
UNSUPPORTED PLASTICS FILM & SHEET - 1.3%
W.R. Grace & Co.   1,500  103,219  38391110
TOTAL CHEMICALS & PLASTICS   307,524
ELECTRICAL EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - WHOLESALE - 0.4%
Anixter International, Inc.   1,900  30,756  03529010
ELECTRONIC INSTRUMENTS - 0.5%
LAB ANALYTICAL INSTRUMENTS - 0.2%
Thermoquest Corp. (a)  700  11,725  88365510
MEASURING INSTRUMENTS - 0.3%
Thermo Electron Corp. (a)  700  28,175  88355610
TOTAL ELECTRONIC INSTRUMENTS   39,900
ENERGY SERVICES - 8.6%
DRILLING - 4.9%
Diamond Offshore Drilling, Inc.   2,000  109,250  25271C10
Maverick Tube Corp. (a)   900  29,363  57791410
Noble Drilling Corp. (a)  4,400  125,125  65504210
Transocean Offshore, Inc.   1,500  142,594  89381710
  406,332
OIL & GAS SERVICES - 3.7%
Dresser Industries, Inc.   1,100  45,925  26159710
Halliburton Co.   2,100  100,275  40621610
Schlumberger Ltd.   900  68,569  80685710
Weatherford Enterra, Inc. (a)   1,900  87,519  94707110
  302,288
TOTAL ENERGY SERVICES   708,620
GAS - 0.1%
GAS TRANSMISSION & DISTRIBUTION - 0.1%
Consolidated Natural Gas Co.   200  11,813  20961510
HOLDING COMPANIES - 1.8%
HOLDING COMPANY OFFICES, NEC - 1.8%
Norfolk Southern Corp.   1,500  147,000  65584410
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.1%
Gasonics International Corp. (a)  300  5,325  36727810
IRON & STEEL - 0.4%
FABRICATED METAL PRODUCTS - 0.1%
Prudential Steel Ltd.   200  7,963  74435C10
IRON & STEEL BLAST FURNACE, MILLS - 0.0%
Oregon Steel Mills, Inc.   200  5,388  68607910

 SHARES VALUE (NOTE 1)
IRON & STEEL FOUNDRIES - 0.3%
Dofasco Inc.   1,100 $ 22,432  25690070
TOTAL IRON & STEEL   35,783
LODGING & GAMING - 0.1%
HOTELS, MOTELS, & TOURIST COURTS - 0.1%
HFS, Inc. (a)   200  11,138  40418110
METALS & MINING - 5.2%
ALUMINUM, EXTRUDED PRODUCTS - 1.4%
Alumax, Inc. (a)   2,700  111,881  02219710
KAOLIN & BALL CLAY - 0.1%
English China Clay PLC  2,900  10,950  29321792
METAL MINING - 0.3%
Arizona Star Resource Corp. (a)   1,000  5,044  04059G10
Pasminco Ltd.   2,400  4,327  70265092
Phelps Dodge Corp.   200  16,088  71726510
  25,459
METAL MINING SERVICES - 0.1%
Minefinders Corp. Ltd. (a)   2,500  6,305  60290010
METAL ORES - 1.0%
Comalco Ltd.   2,900  14,436  19983099
Pechiney SA Class A  1,612  69,501  70599396
  83,937
METALS & MINERALS - WHOLESALE - 0.1%
Elkem ASA  500  8,884  28773299
MISCELLANEOUS NONMETAL MINERALS - 0.1%
Camphor Ventures, Inc. (a)   3,500  6,280  13461V10
MISCELLANEOUS METAL ORES, NEC - 0.0%
Helix Resources NL (a)  5,800  2,378  42399L22
PRIME NONFERROUS SMELTING - 2.1%
Alcan Aluminium Ltd.   1,800  62,908  01371610
Aluminum Co. of America  1,000  82,250  02224910
Metaleurop SA (a)  2,000  26,947  60299892
  172,105
TOTAL METALS & MINING   428,179
OIL & GAS - 36.4%
CRUDE PETROLEUM & GAS - 10.5%
Anadarko Petroleum Corp.   900  66,094  03251110
British Borneo Petroleum  1,464  11,032  11099D22
Burlington Resources, Inc.   400  20,250  12201410
Elf Aquitaine SA sponsored ADR  2,200  122,650  28626910
Enserch Exploration, Inc.   8,000  72,000  29356V10
Newfield Exploration Co. (a)   700  17,981  65129010
Nuevo Energy Corp.   300  15,301  67050910
Occidental Petroleum Corp.   1,100  25,781  67459910
Ocean Energy, Inc. (a)   1,100  70,744  67481210
Petrobras PN (Pfd. Reg.)  320,000  77,974  71699794
Petsec Energy Ltd. sponsored ADR (a)  1,000  24,375  71579610
Rio Alto Exploration Ltd. (a)   2,100  19,521  76689210
Santa Fe Energy Resources, Inc.   2,100  23,231  80201210
Total SA sponsored ADR  5,300  251,088  89151E10
Tullow Oil PLC (a)  5,100  8,017  89999C22
United Meridian Corp. (a)   800  31,350  91086510
YPF Sociedad Anonima Class D  400  13,050  98424592
  870,439
OIL & GAS EXPLORATION - 12.7%
Abacan Resource Corp. (a)  8,700  23,925  00291910
Amerada Hess Corp.   1,000  58,125  02355110
Chevron Corp.   600  46,463  16675110
THE FOLLOWING INFORMATION REPLACES IN ITS ENTIRETY THAT FOUND
ON PAGES 8 AND 9.
CYCLICAL INDUSTRIES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES COMMON STOCKS - 96.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.4%
AIRCRAFT - 1.6%
Boeing Co.   540 $ 29,396  09702310
Lockheed Martin Corp.   400  41,475  53983010
  70,871
AIRCRAFT & PARTS - 2.0%
Precision Castparts Corp.   200  12,925  74018910
Rohr Industries, Inc. (a)   400  10,825  77542210
Sundstrand Corp.   900  53,100  86732310
Textron, Inc.   200  12,463  88320310
  89,313
AIRCRAFT ENGINES & PARTS - 2.2%
AlliedSignal, Inc.   600  49,521  01951210
United Technologies Corp.   600  46,838  91301710
  96,359
AIRCRAFT EQUIPMENT - 0.3%
Aviall, Inc. (a)  700  11,463  05366B10
MISSILES & SPACE VEHICLES - 0.3%
Thiokol Corp.   200  15,925  88410310
TOTAL AEROSPACE & DEFENSE   283,931
AIR TRANSPORTATION - 2.6%
AIR TRANSPORT, MAJOR NATIONAL - 2.6%
AMR Corp. (a)  700  70,525  00176510
America West Holding Corp. Class B (a) 1,100 13,269 02365720 Continental Airlines, Inc. Class B (a) 700 25,638 21079530 Ryanair Holdings PLC sponsored ADR 300 8,250 78351310
  117,682
AUTOS, TIRES, & ACCESSORIES - 3.6%
AUTO & TRUCK PARTS - 2.3%
Eaton Corp.   500  45,031  27805810
SPX Corp.   800  46,500  78463510
Wynn's International, Inc.   400  11,550  98319510
  103,081
MOTOR VEHICLES & CAR BODIES - 1.3%
Chrysler Corp.   1,100  38,638  17119610
Lear Corp. (a)  400  18,325  52186510
  56,963
TOTAL AUTOS, TIRES & ACCESSORIES   160,044
BUILDING MATERIALS - 1.8%
AIRCONDITIONING EQUIPMENT - 0.8%
American Standard Companies, Inc. (a)  600  28,200  02971210
York International Corp.   200  8,975  98667010
  37,175
PAINT & VARNISH - 0.6%
Lilly Industrial Coatings, Inc. Class A 1,100 24,338 53249110 PLUMBING SUPPLIES - WHOLESALE - 0.4%
Masco Corp.   400  17,775  57459910
TOTAL BUILDING MATERIALS   79,288
CHEMICALS & PLASTICS - 10.5%
ADHESIVES & SEALANTS - 1.1%
Ferro Corp.   700  26,338  31540510
Nalco Chemical Co.   600  24,000  62985310
  50,338
AGRICULTURAL CHEMICALS - 0.3%
OM Group, Inc.   400  14,650  67087210

 SHARES VALUE (NOTE 1)
CHEMICALS - 5.4%
Cytec Industries, Inc. (a)   1,300 $ 63,456  23282010
du Pont (E.I.) de Nemours & Co.   1,600  99,700  26353410
Monsanto Co.   1,200  52,725  61166210
NL Industries, Inc.   1,300  17,225  62915640
Witco Corp.   200  9,400  97738510
  242,506
INDUSTRIAL GASES - 1.5%
Air Products & Chemicals, Inc.   400  32,625  00915810
Praxair, Inc.   600  32,063  74005P10
  64,688
PLASTICS & SYNTHETIC RESINS - 0.3%
Spartech Corp.   800  12,700  84722020
UNSUPPORTED PLASTICS FILM & SHEET - 1.9%
Sealed Air Corp. (a)  200  10,375  81211510
W.R. Grace & Co.   1,100  75,694  38391110
  86,069
TOTAL CHEMICALS & PLASTICS   470,951
COMMUNICATIONS EQUIPMENT - 0.4%
TELEPHONE EQUIPMENT - 0.4%
Perceptron, Inc. (a)  600  15,750  71361F10
COMPUTERS & OFFICE EQUIPMENT - 0.3%
OFFICE AUTOMATION - 0.3%
Pitney Bowes, Inc.   200  15,275  72447910
CONSTRUCTION - 0.6%
GENERAL BUILDING - 0.3%
D.R. Horton, Inc.   800  12,600  23331A10
OPERATIVE BUILDERS - 0.3%
Kaufman & Broad Home Corp.   700  14,000  48616810
TOTAL CONSTRUCTION   26,600
CONSUMER DURABLES - 2.4%
MANUFACTURING INDUSTRIES, NEC - 2.4%
Minnesota Mining & Manufacturing Co.   1,200  107,850  60405910
CONSUMER ELECTRONICS - 0.6%
APPLIANCES - 0.6%
Maytag Co.   700  19,206  57859210
Whirlpool Corp.   100  5,725  96332010
  24,931
DEFENSE ELECTRONICS - 2.2%
Litton Industries, Inc. (a)  300  14,963  53802110
Northrop Grumman Corp.   500  58,531  66680710
Raytheon Co.   400  22,000  75511110
  95,494
ELECTRICAL EQUIPMENT - 11.3%
ELECTRICAL MACHINERY - 10.1%
Emerson Electric Co.   1,600  87,500  29101110
General Electric Co.   4,000  250,000  36960410
Westinghouse Electric Corp.   4,400  113,300  96040210
  450,800
TV & RADIO COMMUNICATION EQUIPMENT - 1.2%
Gilat Satellite Networks Ltd. (a)  1,600  52,000  40199892
TOTAL ELECTRICAL EQUIPMENT   502,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENGINEERING - 0.4%
ARCHITECTS & ENGINEERS - 0.4%
EG & G, Inc.   600 $ 12,750  26845710
Fluor Corp.   100  5,613  34386110
  18,363
HOLDING COMPANIES - 1.3%
HOLDING COMPANY OFFICES, NEC - 1.3%
Norfolk Southern Corp.   600  58,800  65584410
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
CONSTRUCTION EQUIPMENT - 1.6%
Caterpillar, Inc.   1,200  69,675  14912310
ACCESSORIES & MEASURING CUTTING TOOLS - 0.2%
Stanley Works  200  8,513  85461610
FARM MACHINERY & EQUIPMENT - 1.5%
Case Corp.   1,000  67,063  14743R10
GENERAL INDUSTRIAL MACHINERY - 1.9%
Illinois Tool Works, Inc.   600  29,025  45230810
Ingersoll-Rand Co.   700  42,088  45686610
Tyco International Ltd.   200  15,688  90212410
  86,801
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   232,052
IRON & STEEL - 8.8%
BLAST FURNACES - 1.3%
AK Steel Holding Corp.   200  9,050  00154710
Steel Dynamics, Inc.   1,900  47,975  85811910
  57,025
FABRICATED METAL PRODUCTS - 0.7%
Aeroquip Vickers, Inc.   200  11,175  00786910
SPS Technologies, Inc. (a)  200  17,175  78462610
  28,350
IRON & STEEL BLAST FURNACES, MILLS - 4.6%
Inland Steel Industries, Inc.   2,000  42,125  45747210
Nucor Corp.   1,000  56,688  67034610
Quanex Corp.   2,900  105,306  74762010
  204,119
IRON & STEEL FOUNDRIES - 2.1%
Dofasco Inc.   4,700  95,846  25690070
METAL FORGINGS & STAMPINGS - 0.1%
TriMas Corp.   200  5,725  89621510
TOTAL IRON & STEEL   391,065
METALS & MINING - 9.3%
ALUMINUM, EXTRUDED PRODUCTS - 1.3%
Alumax, Inc. (a)   1,400  58,013  02219710
METAL MINING - 1.1%
Phelps Dodge Corp.   600  48,263  71726510
METALS SERVICE CENTERS - WHOLESALE - 0.3%
Ryerson Tull, Inc. Class A (a)  700  11,419  78375510
NON-METALLIC MINERAL MINING - 0.3%
Martin Marietta Materials, Inc.   400  13,975  57328410
NONFERROUS ROLLING & DRAWING - 2.6%
Essex International, Inc.   1,400  53,813  29702510
Special Metals Corp.   600  10,575  84741Y10
Superior Telecom, Inc. (a)  1,400  52,938  86836510
  117,326

 SHARES VALUE (NOTE 1)
PRIME NONFERROUS SMELTING - 3.4%
Alcan Aluminium Ltd.   1,100 $ 38,444  01371610
Aluminum Co. of America  1,200  98,700  02224910
Inco Ltd.   600  16,235  45325840
  153,379
SECONDARY NONFERROUS SMELTING - 0.3%
IMCO Recycling, Inc.   600  11,513  44968110
TOTAL METALS & MINING   413,888
PACKAGING & CONTAINERS - 2.7%
GLASS CONTAINERS - 1.4%
Owens-Illinois, Inc. (a)  1,800  62,663  69076840
METAL CANS & CONTAINERS - 1.3%
Silgan Holdings, Inc.   1,400  57,400  82704810
TOTAL PACKAGING & CONTAINERS   120,063
PAPER & FOREST PRODUCTS - 13.7%
CONVERTED PAPER & PAPERBOARD - 0.5%
Boise Cascade Corp.   600  23,738  09738310
LUMBER & WOOD - 0.8%
Weyerhaeuser Co.   600  34,650  96216610
PAPER - 6.5%
Champion International Corp.   600  35,513  15852510
Chesapeake Corp.   2,000  68,750  16515910
Georgia-Pacific Corp.   200  18,250  37329810
Stone Container Corp.   1,700  29,325  86158910
Temple-Inland, Inc.   600  38,700  87986810
Union Camp Corp.   600  35,588  90553010
Westvaco Corp.   900  30,488  96154810
Willamette Industries, Inc.   400  31,900  96913310
  288,514
PAPER MILLS - 4.4%
Bowater, Inc.   1,000  51,188  10218310
Fort James Corp.   3,387  142,254  34747110
  193,442
PAPERBOARD MILLS - 0.6%
Mead Corp.   400  28,375  58283410
PULP MILLS - 0.9%
Tembec, Inc. Class A (a)  4,400  41,218  87992010
TOTAL PAPER & FOREST PRODUCTS   609,937
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)   500  13,531  45245A10
POLLUTION CONTROL - 2.8%
POLLUTION EQUIPMENT & DESIGN - 0.3%
Ogden Corp.   600  13,913  67634610
REFUSE SYSTEMS - 1.5%
Browning-Ferris Industries, Inc.   700  24,456  11588510
Waste Management, Inc.   1,300  41,600  94106K10
  66,056
SANITARY SERVICES - 1.0%
USA Waste Services, Inc. (a)   1,037  43,554  90291710
TOTAL POLLUTION CONTROL   123,523
RAILROADS - 4.5%
RAILROAD EQUIPMENT - 0.1%
Bombardier, Inc. Class B  300  5,826  09775120
RAILROADS - 4.4%
CSX Corp.   1,000  57,188  12640810
Canadian National Railway Co.   1,200  59,362  13637510